UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22504

CLARK FORK TRUST

(Exact name of registrant as specified in charter)

218 East Front Street, Suite 205

Missoula, Montana 59802

(Address of principal executive offices)

 (Zip code)

Capitol Services, Inc.

615 South DuPont Highway

Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: 406-541-0130

Date of fiscal year end: May 31

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tarkio Fund

BERKSHIRE HATHAWAY

Ticker Symbol:BRK	Cusip Number:084670-702
Record Date: 3/5/2014	Meeting Date: 5/3/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	Shareholder Advisory Vote on Executive compensation	For	Issuer	For	With
4	Greenhouse gas and other air emissions	Against	Stockholder	Against	With
5	Dividends	Against	Stockholder	Against	With

CAMPBELL SOUP COMPANY

Ticker Symbol:CPB	Cusip Number:134429-109
Record Date: 9/23/2013	Meeting Date: 11/20/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Issuer	For	With
2	Appointment of Public Accounting Firm	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With

CERNER CORPORATION

Ticker Symbol:CERN	Cusip Number:156782-104
Record Date: 3/26/2014	Meeting Date: 5/23/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of appointment of public accounting firm	For	Issuer	For	With
3	Approval of compensation of executive officers	For	Issuer	For	With

CIENA

Ticker Symbol:CIEN	Cusip Number:171779-309
Record Date: 2/14/2014	Meeting Date: 4/10/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Issuer	For	With
2	2008 Omnibus Incentive Plan increasing shares	For	Issuer	For	With
3	Ratification of Auditor	For	Issuer	For	With
4	Vote on Executive Compensation	Against	Issuer	For	Against

COCA COLA CO

Ticker Symbol:KO	Cusip Number:191216100
Record Date: 2/24/2014	Meeting Date: 4/23/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Advisory vote to approve executive compensation	For	Issuer	For	With
3	Approval of the Coca-Cola Co 2014 Equity Plan	For	Issuer	For	With
4	Ratification of the appointment of Ernst & Young LLP as Independent Auditors	For	Issuer	For	With
5	Shareowner proposal regarding an independent Board Chairman	Against	Issuer	Against	With

CORNING

Ticker Symbol:GLW	Cusip Number:219350-105
Record Date: 2/28/2014	Meeting Date: 4/29/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Executive Compensation Approval	For	Issuer	For	With
3	Adoption of the 2014 Variable Compensation Plan	For	Issuer	For	With
4	Ratify Appointment of Public Accounting Firm (Auditor)	For	Issuer	For	With

EXPEDITOR'S INTERNATIONAL

Ticker Symbol:EXPD	Cusip Number:302130-109
Record Date: 3/6/2014	Meeting Date: 5/7/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Compensation of Executive officers	For	Issuer	For	With
3	Ratify adoption of 2014 stock option plan	For	Issuer	For	With
4	Approve amendment to 2002 ESPP	For	Issuer	For	With
5	Approve adoption of 2014 Directors' Restricted Stock Plan	For	Issuer	For	With
6	Ratify appointment of public accounting firm	For	Issuer	For	With

FINISAR

Ticker Symbol:FNSR	Cusip Number:31787A-507
Record Date: 7/12/2013	Meeting Date: 9/3/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify the appointment of public accounting firm	For	Issuer	For	With
3	Approve executive compensation	For	Issuer	For	With

GENTEX

Ticker Symbol:GNTX	Cusip Number:371901-109
Record Date: 3/17/2014	Meeting Date: 5/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Amend restated articles of incorporation to increase authorized shares of common stock	For	Issuer	For	With
3	Ratify appointment of auditor	For	Issuer	For	With
4	Approve executive compensation	For	Issuer	For	With
5	Approve employee stock option plan	For	Issuer	For	With
6	Amend the 2012 amended and restated non employee director stock option plan	For	Issuer	For	With

HERMAN MILLER

Ticker Symbol:MLHR	Cusip Number:600544-100
Record Date: 8/9/2013	Meeting Date: 10/7/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify the Appointment of Public Accounting Firm	For	Issuer	For	With
3	Approve Executive Incentive Cash Bonus Plan	For	Issuer	For	With
4	Approve Executive Officer Compensation Plan	For	Issuer	For	With

INTERFACE INC.

Ticker Symbol:TILE	Cusip Number:458665304
Record Date: 3/7/2014	Meeting Date: 5/12/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	Executive Bonus Plan	For	Issuer	For	With
4	Ratification of BDO USA LLP Auditors for 2014	For	Issuer	For	With

INTERNATIONAL BUSINESS MACHINES CORP

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 2/28/2014	Meeting Date: 4/29/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director	For	Issuer	For	With
2	Appoint Accounting Firm	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With
4	Long-Term Incentive Performance Terms	For	Issuer	For	With
5	Adopt IBM 2014 ESPP	For	Issuer	For	With
6	Disclosure of Lobbying Policies	Against	Stockholder	Against	With
7	Right to Act by Written Concent	Against	Stockholder	Against	With
8	Limit Accelerated Executive Pay	Against	Stockholder	Against	With

JDS UNIPHASE

Ticker Symbol:JDSU	Cusip Number:46612J-507
Record Date: 9/16/2013	Meeting Date: 11/13/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director: Keith Barnes	For	Issuer	For	With
2	Director: Martin Kaplan	For	Issuer	For	With
3	Ratify the appointment of public accounting firm	For	Issuer	For	With
4	Approve compensation of executive officers	For	Issuer	For	With

LEVEL 3 COMMUNICATIONS INC.

Ticker Symbol:LVLT	Cusip Number:52729N308
Record Date: 3/3/2014	Meeting Date: 5/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approve Executive Compensation	For	Issuer	For	With

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number:594918-104
Record Date: 9/13/2013	Meeting Date: 11/19/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election: Steve Ballmer	For	Issuer	For	With
10	Executive Officer Incentive Plan	For	Issuer	For	With
11	Executive Compensation	For	Issuer	For	With
12	Ratification of Public Auditor	For	Issuer	For	With
2	Dina Dublin	For	Issuer	For	With
3	William H. Gates III	For	Issuer	For	With
4	Maria M. Klawe	For	Issuer	For	With
5	Stephen J. Luczo	For	Issuer	For	With
6	David F. Marquardt	For	Issuer	For	With
7	Charles H. Noski	For	Issuer	For	With
8	Helmut Panke	For	Issuer	For	With
9	John W. Thompson	For	Issuer	For	With

NATIONAL INSTRUMENTS

Ticker Symbol:NATI	Cusip Number:636518-102
Record Date: 3/14/2014	Meeting Date: 5/13/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Proposal to increase number of shares	For	Issuer	For	With
3	Ratify appointment of accounting firm	For	Issuer	For	With
4	Advisory Proposal concerning our executive compensation program	For	Issuer	For	With

NUCOR

Ticker Symbol:NUE	Cusip Number:670346-105
Record Date: 3/10/2014	Meeting Date: 5/8/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of appointment of accounting firm	For	Issuer	For	With
3	Approval of Nucor's Executive Compensation	For	Issuer	For	With
4	Approval of incentive compensation plan	For	Issuer	For	With
5	Stockholder approval regarding majority vote	Against	Stockholder	Against	With

OCLARO

Ticker Symbol:OCLR	Cusip Number:67555N-206
Record Date: 11/25/2013	Meeting Date: 1/14/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approve fourth amended long-term stock plan	For	Issuer	For	With
3	Advisory Vote on Executive Compensation	For	Issuer	For	With
4	Ratify Grant Thornton LLP as Public Accounting Firm	For	Issuer	For	With
5	Stockholder Proposal - Limit executive cash compensation	Against	Stockholder	Against	With
6	Stockholder Proposal- Director election by majority vote	Abstained	Stockholder	N/A	N/A

ROGERS CORPORATION

Ticker Symbol:ROG	Cusip Number:775133101
Record Date: 3/12/2014	Meeting Date: 5/9/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Vote on non-binding executive compensation	For	Issuer	For	With
3	Approve Annual Incentive Compensation Plan	For	Issuer	For	With
4	Amend long-term equity compensation plan	For	Issuer	For	With
5	Ratify of appointment of public accounting firm	For	Issuer	For	With

SEI INVESTMENTS

Ticker Symbol:SEIC	Cusip Number:784117-103
Record Date: 3/21/2014	Meeting Date: 5/21/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approve compensation of executive officers	For	Issuer	For	With
3	Adopt the 2014 Omnibus equity compensation plan	For	Issuer	For	With
4	Ratify appointment of public accountant	For	Issuer	For	With

ST. JOE

Ticker Symbol:JOE	Cusip Number:790148-100
Record Date: 3/14/2014	Meeting Date: 5/14/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of the appointment of accounting firm	For	Issuer	For	With
3	Approval of the compensation of executive officers	For	Issuer	For	With

TEREX

Ticker Symbol:TEX	Cusip Number:880779-103
Record Date: 3/14/2014	Meeting Date: 5/8/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify selection of public accounting firm	For	Issuer	For	With
3	Approve compensation of the executive officers	For	Issuer	For	With

TOTAL SYSTEM SERVICES

Ticker Symbol:TSS	Cusip Number:891906-109
Record Date: 2/21/2014	Meeting Date: 5/1/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of the appointment of Auditor	For	Issuer	For	With
3	Approval of executive compensation	For	Issuer	For	With

WELLS FARGO & CO

Ticker Symbol:WFC	Cusip Number:949746101
Record Date: 3/14/2014	Meeting Date: 4/29/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	Appoint KPMG as independent accountant	For	Issuer	For	With
4	Independent Chairman	Against	Issuer	Against	With
5	Internal controls over Co's mortgage servicing and foreclosure practices	Against	Issuer	Against	With

WHOLE FOODS MARKET, INC

Ticker Symbol:WFM	Cusip Number:966837-106
Record Date: 12/30/2013	Meeting Date: 2/24/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Executive Officer Compensation	For	Issuer	For	With
3	Ratification of appointment of public accounting firm	For	Issuer	For	With
4	Recovery of unearned management bonuses	Against	Stockholder	Against	With
5	Confidential Voting	Against	Stockholder	Against	With

WSFS FINANCIAL

Ticker Symbol:WSFS	Cusip Number:929328-102
Record Date: 3/6/2014	Meeting Date: 4/24/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of appointment of public accounting firm	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clark Fork Trust

By /s/Russell T. Piazza

* Russell T. Piazza

Chairman of the Board, Principal Executive Officer

Date: July 25, 2014

*Print the name and title of each signing officer under his or her signature.